Filed Pursuant to Rule 497(c)

1933 Act File No. 033-81396

1940 Act File No. 811-08614

BRANDES INVESTMENT TRUST

On behalf of Brandes Investment Trust (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive forms of prospectus dated January 28, 2020 for the Trust, which were filed pursuant to Rule 497(c) on January 31, 2020. The purpose of this filing is to submit the 497(c) filing dated January 31, 2020 in XBRL for the Trust.

The XBRL exhibits attached hereto consist of the following:

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase